Performance Management	Feb. 28, 2025
WHITE OAK SELECT GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares.
Bar Chart [Heading]	The bar chart shows changes in the Fund’s performance from calendar year to calendar year.
Bar Chart [Table]
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
19.91%	(18.72)%
6/30/2020	6/30/2022

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	19.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(18.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2024. The following information is intended to help you understand the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I shares from year to year; and (b) how the average annual total return of the Fund’s Class I shares compare to those of a regulatorily required broad-based securities market index (S&P 500® Total Return Index) (the “Regulatory Benchmark”). The Regulatory Benchmark is also generally representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Regulatory Benchmark, which represents a broader measure of market performance, complies with new regulatory requirements.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Class I Returns Before Taxes	18.34%	11.12%	11.69%
Returns After Taxes on Distributions*	15.30%	9.88%	10.92%
Returns After Taxes on Distributions and Sale of Fund Shares*	13.07%	8.78%	9.66%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.oakfunds.com
Performance Availability Phone [Text]	1-888-462-5386
PIN OAK EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares.
Bar Chart [Heading]	The bar chart shows changes in the Fund’s performance from calendar year to calendar year.
Bar Chart [Table]
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
20.42%	(22.25)%
6/30/2020	3/31/2020

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	20.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(22.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2024. The following information is intended to help you understand the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I shares from year to year; and (b) how the average annual total return of the Fund’s Class I shares compare to those of a regulatorily required broad-based securities market index (S&P Composite 1500) (the “Regulatory Benchmark”). The Fund has included in the table the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Class I Returns Before Taxes	19.17%	8.77%	10.11%
Returns After Taxes on Distributions*	14.92%	6.85%	8.78%
Returns After Taxes on Distributions and Sale of Fund Shares*	14.46%	6.79%	8.15%
S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)	23.95%	14.13%	12.79%
Morningstar US Market Index (reflects no deduction for fees, expenses, or taxes)	24.09%	13.96%	12.66%
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]	The prior benchmark, Morningstar US Market Index is shown for regulatory purposes only and will not be used for comparison going forward as it does not meet new regulatory requirements.
Performance Availability Website Address [Text]	www.oakfunds.com
Performance Availability Phone [Text]	1-888-462-5386
ROCK OAK CORE GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares.
Bar Chart [Heading]	The bar chart shows changes in the Fund’s performance from calendar year to calendar year.
Bar Chart [Table]
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
19.55%	(21.60)%
6/30/2020	3/31/2020

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	19.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(21.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2024. The following information is intended to help you understand the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I shares from year to year; and (b) how the average annual total return of the Fund’s Class I shares compare to those of a regulatorily required broad-based securities market index (S&P Composite 1500) (the “Regulatory Benchmark”) and the S&P MidCap 400 Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Class I Returns Before Taxes	15.12%	6.40%	7.34%
Returns After Taxes on Distributions*	14.99%	5.35%	6.48%
Returns After Taxes on Distributions and Sale of Fund Shares*	9.05%	4.89%	5.79%
S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)	23.95%	14.13%	12.79%
S&P MidCap 400 (reflects no deduction for fees, expenses or taxes)	13.93%	10.34%	9.68%
Morningstar U.S. Mid Cap Index (reflects no deduction for fees, expenses or taxes)	15.29%	10.50%	10.30%
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	The prior benchmark, Morningstar US Mid Cap Index is shown for regulatory purposes only and will not be used for comparison going forward as it does not meet new regulatory requirements.
Performance Availability Website Address [Text]	www.oakfunds.com
Performance Availability Phone [Text]	1-888-462-5386
RIVER OAK DISCOVERY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares.
Bar Chart [Heading]	The bar chart shows changes in the Fund’s performance from calendar year to calendar year.
Bar Chart [Table]
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
37.50%	(29.25)%
12/31/2020	3/31/2020

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	37.50%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(29.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2024. The following information is intended to help you understand the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I shares from year to year; and (b) how the average annual total return of the Fund’s Class I shares compare to those of a regulatorily required broad-based securities market index (S&P Composite 1500) (the “Regulatory Benchmark”) and the S&P SmallCap 600 Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Class I Returns Before Taxes	4.42%	9.15%	7.88%
Returns After Taxes on Distributions*	4.42%	7.67%	6.55%
Returns After Taxes on Distributions and Sale of Fund Shares*	2.62%	7.12%	6.14%
S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)	23.95%	14.13%	12.79%
S&P SmallCap 600 (reflects no deduction for fees, expenses or taxes)	8.70%	8.36%	8.96%
Morningstar U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)	10.84%	8.08%	7.95%
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	The prior benchmark, Morningstar US Small Cap Index is shown for regulatory purposes only and will not be used for comparison going forward as it does not meet new regulatory requirements.
Performance Availability Website Address [Text]	www.oakfunds.com
Performance Availability Phone [Text]	1-888-462-5386
RED OAK TECHNOLOGY SELECT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares.
Bar Chart [Heading]	The bar chart shows changes in the Fund’s performance from calendar year to calendar year.
Bar Chart [Table]
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
25.30%	(20.45)%
6/30/2020	6/30/2022

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	25.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(20.45%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2024. The following information is intended to help you understand the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I shares from year to year; and (b) how the average annual total return of the Fund’s Class I shares compare to those of a regulatorily required broad-based securities market index (S&P Composite 1500) (the “Regulatory Benchmark”) and the S&P 500® Equal Weight Information Technology Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	1 Year	5 Years	10 Years
Class I Returns Before Taxes	24.94%	14.93%	16.28%
Returns After Taxes on Distributions*	23.71%	13.45%	14.99%
Returns After Taxes on Distributions and Sale of Fund Shares*	15.67%	11.75%	13.44%
S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)	23.95%	14.13%	12.79%
S&P 500® Equal Weight Information Technology Index (reflects no deductions for fees, expenses or taxes)	15.72%	14.95%	16.78%
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.oakfunds.com
Performance Availability Phone [Text]	1-888-462-5386
BLACK OAK EMERGING TECHNOLOGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares.
Bar Chart [Heading]	The bar chart shows changes in the Fund’s performance from calendar year to calendar year.
Bar Chart [Table]
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
28.32%	(20.14)%
6/30/2020	3/31/2020

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	28.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(20.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2024. The following information is intended to help you understand the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I shares from year to year; and (b) how the average annual total return of the Fund’s Class I shares compare to those of a regulatorily required broad-based securities market index (S&P Composite 1500) (the “Regulatory Benchmark”) and the S&P 500® Equal Weight Information Technology Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Class I Returns Before Taxes	9.35%	11.47%	11.58%
Returns After Taxes on Distributions*	7.45%	9.92%	10.02%
Returns After Taxes on Distributions and Sale of Fund Shares*	6.92%	9.10%	9.26%
S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)	23.95%	14.13%	12.79%
S&P 500® Equal Weight Information Technology Index (reflects no deduction for fees, expenses, or taxes)	15.72%	14.95%	16.78%
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.oakfunds.com
Performance Availability Phone [Text]	1-888-462-5386
LIVE OAK HEALTH SCIENCES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares.
Bar Chart [Heading]	The bar chart shows changes in the Fund’s performance from calendar year to calendar year.
Bar Chart [Table]
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
13.35%	(13.12)%
12/31/2022	12/31/2018

Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	13.35%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(13.12%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative

This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2024. The following information is intended to help you understand the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I shares from year to year; and (b) how the average annual total return of the Fund’s Class I shares compare to those of a regulatorily required broad-based securities market index (S&P Composite 1500) (the “Regulatory Benchmark”) and the S&P 500® Health Sector Care Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, Fund Returns After Taxes on Distributions and Sale of Fund Shares may be higher than returns excluding the sale of Fund shares because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance [Table]
	1 Year	5 Years	10 Years
Class I Returns Before Taxes	0.17%	5.54%	6.19%
Returns After Taxes on Distributions*	(0.44)%	4.41%	4.68%
Returns After Taxes on Distributions and Sale of Fund Shares*	0.54%	4.25%	4.67%
S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)	23.95%	14.13%	12.79%
S&P 500® Health Sector Care Index (reflects no deduction for fees, expenses, or taxes)	2.58%	7.99%	9.14%
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, Fund Returns After Taxes on Distributions and Sale of Fund Shares may be higher than returns excluding the sale of Fund shares because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.oakfunds.com
Performance Availability Phone [Text]	1-888-462-5386